UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21464

Name of Fund:  BlackRock Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund II, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2008

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of May 31, 2007 (unaudited)                                                          (in U.S. dollars)

                                   Face
Industry                         Amount    Floating Rate Loan Interests**                                               Value
Aerospace &              USD     78,014    Hawker Beechcraft Letter of Credit, 5.25% due 3/31/2014                $        78,376
Defense - 3.7%                  921,986    Hawker Beechcraft Term Loan B, 7.32% due 3/31/2014                             926,267
                              1,580,000    IAP Worldwide Services, Inc. First Lien Term Loan, 9.688% due
                                           12/20/2012                                                                   1,584,445
                              1,367,188    K&F Industries, Inc. Term Loan, 7.32% due 11/18/2013                         1,367,188
                              1,634,615    Standard Aero Holdings Term Loan, 7.57% - 7.61% due 8/24/2012                1,634,615
                              1,644,424    Vought Aircraft Industries, Inc. Term Loan, 7.83% due 12/22/2011             1,653,673
                                320,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
                                           7.822% due 12/22/2010                                                          321,867
                                                                                                                  ---------------
                                                                                                                        7,566,431

Airlines - 1.0%               1,500,000    U.S. Airways Group, Inc. Term Loan B, 7.85% due 3/22/2014                    1,508,907
                                500,000    United Air Lines, Inc. Term Loan B, 7.375% due 1/30/2014                       500,352
                                                                                                                  ---------------
                                                                                                                        2,009,259

Automotive - 4.2%             1,000,000    ADESA, Inc. Term Loan B, 7.57% due 10/30/2013                                1,006,376
                                250,000    Delphi Automotive Systems Term Loan B, 7.625% due 12/31/2007                   250,781
                                990,000    GPX International Tire Corp. Term Loan B, 7.82% - 7.86%
                                           due 4/06/2012                                                                  975,150
                                997,500    Keystone Automotive Operations, Inc. Term Loan B, 8.82% - 10.75%
                                           due 1/15/2012                                                                  967,575
                                 57,692    Metaldyne Corp. Letter of Credit, 8.92% - 9.10% due 1/15/2012                   58,149
                                392,308    Metaldyne Corp. Term Loan B, 9.10% due 1/15/2014                               395,414
                                400,000    Navistar International Transportation Corp. Revolving Credit,
                                           5.22% - 8.61% due 6/30/2012                                                    405,333
                              1,100,000    Navistar International Transportation Corp. Term Loan, 8.61% due
                                           6/30/2012                                                                    1,114,666
                              1,995,000    Oshkosh Truck Corp. Term Loan B, 7.35% due 11/30/2013                        2,002,481
                              1,250,000    Visteon Corp. Term Loan B, 8.38% due 6/13/2013                               1,257,684
                                                                                                                  ---------------
                                                                                                                        8,433,609

Broadcasting - 5.4%             500,000    Bresnan Telecommunications Term Loan B, 7.38% due 9/29/2013                    501,719
                              1,000,000    Discovery Communications Term Loan B, 7.34% due 5/15/2013                    1,008,438
                                305,556    Gray Communications Systems, Inc. First Lien Delay Draw Term
                                           Loan, 6.85% due 9/18/2014                                                      305,109
                                650,000    Gray Communications Systems, Inc. Term Loan B, 6.85% due
                                           9/18/2014                                                                      649,051
                                 44,444    Gray Communications Systems, Inc. Term Loan D, 6.82% due
                                           5/31/2007                                                                       44,379
                                396,195    Multicultural Radio Broadcasting, Inc. Term Loan, 10% due
                                           12/15/2012                                                                     397,186
                                750,000    NEP Supershooters, LP Term Loan B, 7.60% due 2/13/2014                         753,985
                                518,844    NextMedia Group, Inc. Delay Draw Term Loan, 7.32% due 11/15/2012               517,936
                              1,167,399    NextMedia Group, Inc. First Lien Term Loan, 7.32% due 11/15/2012             1,165,356
                              1,750,000    Paxson Communications Corp. First Lien Term Loan, 8.606% due
                                           11/15/2012                                                                   1,787,188
                              2,456,140    Spanish Broadcasting System, Inc. Tranche 2 First Lien Term Loan B,
                                           7.10% due 6/10/2012                                                          2,456,140
                              1,409,396    Univision Communications, Inc. Delay Draw Term Loan, 7.605%
                                           due 9/30/2014                                                                1,407,364
                                                                                                                  ---------------
                                                                                                                       10,993,851

Cable - U.S. - 15.1%          1,945,000    Bragg Communications Term Loan B, 7.11% due 8/31/2011                        1,947,431
                              1,000,000    Cequel Communications LLC Second Lien Term Loan, 9.856% due
                                           5/04/2014                                                                    1,031,563
                              1,293,103    Cequel Communications LLC Term Loan B, 7.61% due 11/05/2013                  1,293,830
                              6,000,000    Charter Communications, Inc. Term Loan B, 7.32% due 4/30/2014                5,999,628
                              2,250,000    Insight Midwest Holdings LLC Delay Draw Term Loan, 7.35% due
                                           4/03/2014                                                                    2,264,238
                                750,000    Insight Midwest Holdings LLC Term Loan B, 7.61% due 4/06/2014                  754,746
                              7,840,600    Intelsat Corp. Term Loan B, 7.349% due 1/03/2014                             7,897,938
                              1,965,125    Intelsat Ltd. Term Loan B, 7.349% due 6/27/2013                              1,979,372
                              1,000,000    LodgeNet Entertainment Corp. Term Loan, 7.34% due 4/04/2014                  1,006,875
                              2,115,000    Mediacom Broadband Group Tranche A Term Loan, 7.37% due
                                           3/31/2010                                                                    2,104,425
                              3,152,100    Mediacom LLC Term Loan C, 7.09% - 7.12% due 1/31/2015                        3,156,040
                              1,000,000    San Juan Cable Term Loan B, 11.82% due 3/15/2013                             1,001,250
                                                                                                                  ---------------
                                                                                                                       30,437,336

Chemicals - 4.5%                500,000    BakerCorp Term Loan C, 7.57% due 5/15/2014                                     502,812
                              4,655,000    Rockwood Specialties Group, Inc. Tranche D Term Loan, 7.36% due
                                           12/10/2012                                                                   4,689,913
                              1,000,000    Viridian Group Plc Term Loan, 7.729% - 9.43% due 12/21/2012                  1,997,091
                              2,000,000    Wellman, Inc. Second Lien Term Loan, 12.11% due 2/10/2010                    1,837,142
                                                                                                                  ---------------
                                                                                                                        9,026,958

Consumer -                    1,740,440    Simmons Co. Tranche B Term Loan, 7.375% - 7.438%
Durables - 0.9%                            due 12/19/2011                                                               1,746,241

Consumer - Non-                 756,000    Camelbak Products LLC First Lien Term Loan, 9.41% due 8/04/2011                754,110
Durables - 1.4%                 500,000    Culligan Dollar Loan, 8.609% due 4/24/2013                                     672,775
                                463,621    Renfro Corp. Term Loan B, 8.59% - 8.61% due 9/30/2013                          468,257
                                 40,274    Spectrum Brands Letter of Credit, 5.17% due 4/15/2013                           40,693
                                814,740    Spectrum Brands Term Loan B-1, 9.32% - 9.36% due 4/15/2013                     823,227
                                144,986    Spectrum Brands Term Loan B-2, 9.32% due 4/15/2013                             145,348
                                                                                                                  ---------------
                                                                                                                        2,904,410

Diversified Media - 8.5%        300,000    Affinion Group Term Loan, 11.66% due 3/01/2012                                 300,000
                              1,122,186    Alix Partners Term Loan B, 7.61% due 10/30/2013                              1,129,201
                              1,000,000    GateHouse Media, Inc. Term Loan B, 7.36% due 9/15/2014                         998,750
                              1,000,000    Hanley-Wood LLC Term Loan B, 7.59% - 7.61% due 3/07/2014                       995,417
                              3,990,000    Idearc, Inc. Term Loan B, 7.31% - 7.35% due 11/15/2014                       4,018,185
                                248,750    MediMedia International Term Loan B, 7.574% - 7.772% due
                                           11/15/2013                                                                     249,579
                              5,445,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 8.60% due
                                           4/30/2011                                                                    5,457,975
                                995,000    Nielsen Finance LLC Term Loan B, 7.607% due 8/15/2013                        1,002,774
                                500,000    PagesJaunes Group Term Loan C, 6.586% due 1/11/2016                            685,432
                                500,000    Penton Media Term Loan, 7.60% - 7.625% due 2/15/2013                           502,032
                              1,752,702    R.H. Donnelley, Inc. Term Loan D-2, 6.83% - 6.89% due 8/30/2011              1,755,551
                                                                                                                  ---------------
                                                                                                                       17,094,896

Energy - Exploration &        1,000,000    Bobcat Gas Storage Term Loan B, 7.475% due 9/15/2014                         1,000,000
Production - 2.1%               992,455    Helix Energy Solutions Term Loan B, 7.32% - 7.37% due 7/01/2013                995,552
                                495,000    MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                              498,480
                              1,000,000    Sandridge Energy Term Loan, 8.975% due 3/01/2014                             1,030,000
                                803,571    Western Refining Company LP Term Loan B, 7.07% due 3/15/2014                   806,585
                                                                                                                  ---------------
                                                                                                                        4,330,617

Energy - Other - 2.2%           110,278    Alon USA, Inc. Delay Draw Term Loan, 7.57% due 6/22/2013                       110,829
                                882,222    Alon USA, Inc. Term Loan B, 7.57% due 6/22/2013                                886,633
                                162,162    Coffeyville Resources LLC Letter of Credit, 5.249% due 12/21/2013              164,054
                                835,743    Coffeyville Resources LLC Term Loan B, 8.349% - 10.25%
                                           due 12/21/2013                                                                 845,494
                              1,000,000    Dresser, Inc. First Lien Term Loan, 7.82% due 5/15/2014                      1,007,875
                                500,000    Dresser, Inc. Second Lien Term Loan, 11.07% due 5/15/2015                      509,375
                                987,500    Key Energy Services, Inc. Term Loan B, 7.85% - 7.86% due 6/30/2012             992,438
                                                                                                                  ---------------
                                                                                                                        4,516,698

Financial - 1.5%                498,750    Harbinger Capital Partners Term Loan B, 7.60% due 2/28/2014                    499,997
                              1,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.60% due 4/15/2014                1,001,250
                              1,000,000    Mitchell International, Inc. Term Loan B, 7.36% due 3/31/2014                1,005,000
                                500,000    USI Holdings Corp. Term Loan B, 8.11% due 5/15/2014                            504,167
                                                                                                                  ---------------
                                                                                                                        3,010,414

Food & Tobacco - 4.1%           777,778    Advance Food Co. Term Loan B, 7.10% due 3/31/2014                              779,722
                                 65,841    ARAMARK Corp. Letter of Credit, 7.445% due 1/30/2014                            66,275
                                921,289    ARAMARK Corp. Term Loan B, 7.475% due 1/30/2014                                927,361
                              2,992,386    Chiquita Brands International Term Loan C, 8.375% due 6/28/2012              3,024,180
                                500,000    DS Waters LP Term Loan B, 7.61% due 11/15/2012                                 500,000
                                139,535    Dole Food Co., Inc. Letter of Credit, 7.438% due 4/12/2013                     139,525
                                310,814    Dole Food Co., Inc. Term Loan B, 5.225% - 9.25% due 4/12/2013                  310,792
                              1,036,047    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 4/04/2013                1,035,975
                                496,250    QCE LLC First Lien Term Loan, 7.598% due 5/05/2013                             498,607
                                500,000    Sturm Foods, Inc. First Lien Term Loan, 7.875% due 1/30/2014                   501,875
                                500,000    Sturm Foods, Inc. Second Lien Term Loan, 11.375% due 6/30/2014                 503,750
                                                                                                                  ---------------
                                                                                                                        8,288,062

Gaming - 2.6%                   400,000    Edge-Star Partners LLC First Lien Term Loan, 9.375% due 11/18/2007             400,000
                                481,818    Green Valley Ranch Gaming LLC Term Loan, 7.36% due 1/29/2012                   484,571
                                800,000    Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                               802,215
                                982,500    Trump Entertainment Resorts Holdings LP Delay Draw Term Loan,
                                           7.82% - 7.86% due 4/28/2012                                                    987,106
                                982,500    Trump Entertainment Resorts Holdings LP Term Loan B-1, 7.87%
                                           due 5/01/2012                                                                  987,106
                                500,000    Venetian Macau U.S. Finance Co. LLC Delay Draw Term Loan,
                                           8.10% due 5/25/2012                                                            501,950
                              1,000,000    Venetian Macau U.S. Finance Co. LLC Term Loan B, 8.12% due
                                           5/25/2013                                                                    1,008,295
                                                                                                                  ---------------
                                                                                                                        5,171,243

Health Care - 4.8%            1,950,000    Community Health Systems, Inc. Term Loan, 7.10% due 8/19/2011                1,953,048
                              1,492,500    Community Health Systems, Inc. Term Loan B, 7.10% due 12/15/2013             1,494,833
                              2,000,000    DaVita, Inc. Term Loan B, 6.82% - 6.86% due 7/30/2012                        2,005,626
                                 95,130    Duloxetine Royalty Term Loan, 9.856% due 10/18/2013                             95,130
                                886,486    Gentiva Health Services, Inc. Term Loan B, 7.57% - 7.60%
                                           due 3/31/2013                                                                  887,595
                              1,500,000    Health Management Associates, Inc. Term Loan B, 7.10% due
                                           1/15/2014                                                                    1,506,042
                              1,000,000    Pharmaceutical Technologies & Services (PTS) Term Loan, 7.60%
                                           due 4/15/2014                                                                1,002,344
                                500,000    Pharmaceutical Technologies & Services (PTS) Term Loan (Euro),
                                           6.148% due 4/15/2014                                                           677,821
                                                                                                                  ---------------
                                                                                                                        9,622,439

Housing - 4.8%                1,000,000    ARS Second Lien Term Loan, 12% due 4/17/2015                                   990,000
                              1,665,714    Associated Materials, Inc. Term Loan, 7.85% - 7.88% due 8/29/2010            1,661,550
                              1,845,703    Headwaters, Inc. Term Loan B-1, 7.36% due 4/30/2011                          1,845,703
                              2,142,106    Lake at Las Vegas Joint Venture First Lien Term Loan, 12% due
                                           11/01/2009                                                                   2,070,703
                                495,000    Mattamy Group Term Loan B, 7.625% due 4/11/2013                                494,381
                              1,458,750    Nortek, Inc. Term Loan, 7.36% due 8/27/2011                                  1,461,668
                              1,242,424    Realogy Corp. Letter of Credit, 8.35% due 9/22/2014                          1,242,910
                                                                                                                  ---------------
                                                                                                                        9,766,915

Information                   1,228,785    Activant Solutions Term Loan B, 7.375% due 5/02/2013                         1,225,713
Technology - 3.8%             1,000,000    Audio Visual Services Corp. Term Loan B, 7.60% due 3/15/2014                 1,005,000
                                464,286    Intergraph Corp. Term Loan, 7.61% due 5/15/2014                                467,573
                                500,000    Intergraph Corp. Term Loan, 7.87% - 11.36% due 11/15/2014                      503,542
                                  1,256    Nuance Communications, Inc. Term Loan B, 7.07% due 12/29/2013                    1,258
                              1,990,000    Reynolds & Reynolds Co. First Lien Term Loan, 7.35% due
                                           10/31/2012                                                                   2,002,081
                              1,000,000    Reynolds & Reynolds Co. Second Lien Term Loan, 10.85% due
                                           10/31/2013                                                                   1,021,250
                                498,750    SunGard Data Systems, Inc. Term Loan B, 7.36% due 2/28/2014                    502,407
                              1,000,000    Synargo Technologies Term Loan B, 7.32% due 3/31/2014                        1,004,375
                                                                                                                  ---------------
                                                                                                                        7,733,199

Leisure - 2.6%                1,980,000    24 Hour Fitness Term Loan B, 7.85% due 6/08/2012                             1,987,425
                                750,000    National Cinemedia LLC Term Loan B, 7.09% due 2/28/2015                        750,402
                              2,541,383    True Temper Sports, Inc. Term Loan B, 8.07% - 8.538% due 3/15/2011           2,541,383
                                                                                                                  ---------------
                                                                                                                        5,279,210

Manufacturing - 4.3%          1,228,628    Amsted Industries, Inc. Term Loan B, 7.35% due 3/28/2013                     1,230,163
                              1,381,956    Blount, Inc. US Term Loan B, 7.07% - 7.099% due 8/09/2010                    1,381,092
                                500,000    Brand Energy Term Loan B, 7.625% due 2/15/2015                                 504,375
                              1,394,653    GenTek, Inc. First Lien Term Loan, 7.32% - 7.36% due 2/28/2011               1,396,397
                                500,000    Huish Detergents, Inc. First Lien Term Loan, 7.32% due 4/15/2014               500,781
                                500,000    Jason, Inc. Term Loan B, 7.82% due 4/30/2010                                   501,250
                                724,779    John Maneely Co. Term Loan B, 8.57% - 8.622% due 12/15/2013                    723,075
                                500,000    KIK Corp. First Lien Term Loan, 7.61% due 5/30/2014                            502,500
                                926,695    Metokote Corp. Second Lien Term Loan, 8.32% - 8.36%
                                           due 11/27/2011                                                                 929,012
                              1,000,000    Mueller Water Products Term Loan B, 7.07% due 5/16/2014                      1,007,500
                                                                                                                  ---------------
                                                                                                                        8,676,145

Packaging - 1.9%              1,567,095    Anchor Glass Container Corp. Term Loan B, 7.60% - 7.61%
                                           due 5/03/2013                                                                1,559,259
                                540,000    Berry Plastics, 11.61% due 6/15/2014                                           525,150
                                750,000    Consolidated Container First Lien Term Loan, 7.57% due 4/15/2014               752,500
                              1,000,000    Graham Packaging Term Loan B, 7.625% due 4/15/2011                           1,007,708
                                                                                                                  ---------------
                                                                                                                        3,844,617

Paper - 1.1%                     27,586    Cenveo, Inc. Delay Draw Term Loan, 7.10% due 9/07/2013                          27,621
                                987,500    Georgia-Pacific Corp. First Lien Term Loan B, 7.09% - 7.10%
                                           due 2/14/2013                                                                  992,764
                                756,448    Smurfit-Stone Container Corp. Term Loan B, 7.375% due 11/01/2011               762,122
                                460,000    Smurfit-Stone Container Corp. Term Loan C, 7.375% due 11/01/2011               463,450
                                                                                                                  ---------------
                                                                                                                        2,245,957

Retail - 1.7%                   500,000    Burlington Coat Factory Warehouse Corp. Term Loan B, 7.61% due
                                           4/15/2013                                                                      498,646
                              1,000,000    Claire's Stores Term Loan B, 8.11% due 5/24/2014                               995,313
                                500,000    David's Bridal, Inc. Term Loan B, 7.40% due 1/30/2014                          496,041
                                500,000    Mattress Giant Term Loan B, 7.61% - 7.64% due 2/28/2014                        500,000
                                860,760    Neiman Marcus Group, Inc. Term Loan, 7.346% due 4/06/2013                      867,014
                                                                                                                  ---------------
                                                                                                                        3,357,014

Service - 3.6%                  987,013    Billing Services Group LLC First Lien Term Loan, 7.875% due
                                           5/05/2012                                                                      987,013
                                500,000    Brickman Group, Inc. Term Loan, 7.34% - 7.399% due 1/30/2014                   501,250
                                750,000    Brock Holdings Term Loan, 7.32% due 2/28/2014                                  752,813
                              1,000,000    Clarke American Corp. Term Loan B, 7.84% due 3/12/2013                         999,250
                                 12,579    EnergySolutions Letter of Credit, 7.57% due 6/07/2013                           12,681
                                249,017    EnergySolutions Term Loan B, 7.63% due 6/07/2013                               251,039
                                119,370    EnergySolutions Term Loan C, 7.63% - 7.639% due 6/07/2013                      120,339
                                498,738    Kenan Transport Co. Term Loan B, 8.35% due 12/15/2011                          501,232
                                500,000    RiskMetrics Group, Inc. Term Loan, 7.595% due 1/15/2014                        504,375
                              1,099,083    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                          1,103,501
                                 99,261    United Rentals, Inc. Tranche B Credit Linked Deposit, 5.32% due
                                           2/14/2011                                                                       99,660
                              1,410,000    Vanguard Car Rental Term Loan B, 8.32% - 8.355% due 5/15/2013                1,419,819
                                                                                                                  ---------------
                                                                                                                        7,252,972

Steel - 0.2%                    498,750    McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                                501,867

Telecommunications - 0.2%       500,000    Knology, Inc. Term Loan B, 7.57% due 3/15/2012                                 501,563

Transportation - 1.2%           250,000    Kion GmbH Term Loan B, 7.58% due 3/15/2015                                     253,051
                                250,000    Kion GmbH Term Loan C, 7.83% due 3/15/2016                                     254,301
                              1,000,000    Rail America, Inc. Term Loan, 7.61% due 10/15/2008                           1,000,625
                              1,000,000    Swift Transportation Co., Inc. Term Loan B, 8.375% due 5/15/2014               997,625
                                                                                                                  ---------------
                                                                                                                        2,505,602

Utility - 7.0%                1,445,290    Calpine Generating Company LLC Term Loan, 11.07% due 3/12/2010               1,511,050
                                495,000    Generac Portable Products, Inc. First Lien Term Loan, 7.85% due
                                           11/15/2013                                                                     489,873
                                500,000    Generac Portable Products, Inc. Second Lien Term Loan, 11.35%
                                           due 5/15/2014                                                                  477,916
                                500,000    LSP Gen Finance Co. LLC Term Loan, 8.85% due 5/04/2014                         502,917
                                 70,313    MACH Gen LLC Letter of Credit, 7.323% due 2/22/2014                             70,269
                                677,988    MACH Gen LLC Term Loan, 7.36% due 2/22/2014                                    677,480
                                105,691    Nebraska Energy Term Loan B, 7.85% due 10/31/2013                              106,431
                                894,309    Nebraska Energy Term Loan B, 7.85% due 10/31/2013                              900,569
                              4,223,654    Riverside Energy Center Term Loan, 9.59% due 6/24/2011                       4,302,847
                                339,834    Rocky Mountain Energy Center LLC Credit Linked Deposit, 5.26%
                                           due 6/24/2011                                                                  346,206
                              2,689,202    Rocky Mountain Energy Center LLC Term Loan, 9.61% due
                                           6/24/2011                                                                    2,739,625
                                472,910    Wolf Hollow I LP First Lien Term Loan, 7.60% due 6/22/2012                     463,451
                                400,000    Wolf Hollow I LP Letter of Credit, 7.57% due 6/22/2012                         392,000
                                100,000    Wolf Hollow I LP Revolving Credit, 7.57% due 6/22/2012                          98,000
                              1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.85% due 12/22/2012                 1,000,000
                                                                                                                  ---------------
                                                                                                                       14,078,634

Wireless Communications -     1,000,000    American Cellular Network Term Loan B, 7.32% due 3/15/2014                   1,005,500
1.3%                            500,000    Crown Castle Operating Co. Term Loan, 6.82% - 9.899% due
                                           3/15/2014                                                                      500,898
                                997,500    West Corp. Term Loan, 7.735% - 7.763% due 10/31/2013                         1,004,981
                                                                                                                  ---------------
                                                                                                                        2,511,379

                                           Total Floating Rate Loan Interests (Cost - $192,854,986) - 95.7%           193,407,538




                                           Corporate Bonds
Automotive - 0.6%               250,000    Autonation, Inc., 7.356% due 4/15/2013 (b)                                     252,500
                                500,000    Ford Motor Credit Co., 9.806% due 4/15/2012 (b)                                540,016
                                500,000    The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (a)(b)                   501,250
                                                                                                                  ---------------
                                                                                                                        1,293,766

Cable - U.S. - 3.1%           2,500,000    Charter Communications Holdings II LLC, 10.25% due 9/15/2010                 2,662,500
                                325,000    Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (b)                               347,344
                              2,650,000    Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (b)                              2,709,625
                                450,000    Quebecor Media, Inc., 7.75% due 3/15/2016                                      472,500
                                                                                                                  ---------------
                                                                                                                        6,191,969

Chemicals - 1.7%              1,646,000    GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (c)                     1,357,950
                              1,000,000    Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (a)(b)                       1,045,000
                                350,000    Innophos Holdings, Inc., 9.50% due 4/15/2012 (a)                               357,000
                                175,000    Momentive Performance Materials, Inc., 9.75% due 12/01/2014 (a)                182,875
                                580,000    NOVA Chemicals Corp., 8.484% due 11/15/2013 (b)                                588,700
                                                                                                                  ---------------
                                                                                                                        3,531,525

Diversified Media - 0.1%        175,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (a)                          180,688

Energy - Exploration &          365,000    Stone Energy Corp., 8.106% due 7/15/2010 (a)(b)                                365,000
Production - 0.2%

Energy - Other - 2.0%         2,000,000    Ocean RIG ASA, 9.35% due 4/04/2011 (b)                                       1,995,000
                              2,000,000    Parker Drilling Co., 10.11% due 9/01/2010 (b)                                2,040,000
                                                                                                                  ---------------
                                                                                                                        4,035,000

Financial - 1.9%              4,000,000    American Real Estate Partners LP, 7.125% due 2/15/2013 (a)                   3,930,000

Food & Tobacco - 1.1%           250,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (a)                                   257,500
                              2,000,000    Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                    1,990,000
                                                                                                                  ---------------
                                                                                                                        2,247,500

Gaming - 3.0%                   225,000    Galaxy Entertainment Finance Co. Ltd., 10.409% due 12/15/2010 (a)(b)           237,375
                              1,565,000    Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                           2/15/2014 (a)                                                                1,627,600
                              1,000,000    Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                            1,041,250
                              3,000,000    Poster Financial Group, Inc., 8.75% due 12/01/2011                           3,150,000
                                                                                                                  ---------------
                                                                                                                        6,056,225

Health Care - 0.6%              500,000    Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (b)                      520,000
                                500,000    The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)                                510,000
                                230,000    Universal Hospital Services, Inc., 8.759% due 6/01/2015 (a)(b)                 233,450
                                                                                                                  ---------------
                                                                                                                        1,263,450

Housing - 3.7%                3,000,000    CPG International I, Inc., 12.117% due 7/01/2012 (b)                         3,101,250
                              2,500,000    Masonite International Corp., 11% due 4/06/2015 (a)                          2,362,500
                              2,000,000    Realogy Corp., 11% due 4/15/2014 (a)(e)                                      1,990,000
                                                                                                                  ---------------
                                                                                                                        7,453,750

Information Technology -        700,000    Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (a)(b)                    700,875
2.2%                          2,000,000    Quantum Corp., 4.375% due 8/01/2010 (c)                                      1,950,000
                                100,000    Sanmina-SCI Corp., 8.125% due 3/01/2016                                         97,250
                              1,690,000    Spansion, Inc., 8.485% due 6/01/2013 (a)(b)                                  1,711,125
                                                                                                                  ---------------
                                                                                                                        4,459,250

Leisure - 0.5%                  950,000    Travelport, Inc., 9.985% due 9/01/2014 (a)(b)                                  985,625

Manufacturing - 1.9%          3,000,000    International Rectifier Corp., 4.25% due 7/15/2007 (c)                       2,988,750
                                318,000    Invensys Plc, 9.875% due 3/15/2011 (a)                                         341,850
                                590,000    NXP BV, 8.106% due 10/15/2013                                                  607,700
                                                                                                                  ---------------
                                                                                                                        3,938,300

Metal - Other - 0.9%            180,000    FMG Finance Pty. Ltd., 9.36% due 9/01/2011 (a)(b)                              191,700
                              1,580,000    Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (b)               1,664,925
                                                                                                                  ---------------
                                                                                                                        1,856,625

Packaging - 1.1%                850,000    Berry Plastics Holding Corp., 9.235% due 9/15/2014 (b)                         870,188
                              1,240,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (a)                      1,252,400
                                                                                                                  ---------------
                                                                                                                        2,122,588

Paper - 3.5%                  2,000,000    Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)                          1,885,000
                              2,000,000    Bowater, Inc., 8.36% due 3/15/2010 (b)                                       2,002,500
                              3,000,000    Verso Paper Holdings LLC, 9.106% due 8/01/2014 (a)(b)                        3,090,000
                                                                                                                  ---------------
                                                                                                                        6,977,500

Retail - 0.4%                   350,000    General Nutrition Centers, Inc., 9.85% due 3/15/2014 (a)(e)                    351,750
                                360,000    Rite Aid Corp., 9.375% due 12/15/2015 (a)                                      361,800
                                                                                                                  ---------------
                                                                                                                          713,550

Service - 0.1%                  100,000    Sally Holdings LLC, 10.50% due 11/15/2016 (a)                                  103,625
                                150,000    Yankee Acquisition Corp., 9.75% due 2/15/2017                                  153,375
                                                                                                                  ---------------
                                                                                                                          257,000

Telecommunications - 0.4%       800,000    Qwest Corp., 8.61% due 6/15/2013 (b)                                           876,000

Transportation - 0.9%         1,000,000    Atlantic Express Transportation Corp., 12.609% due 4/15/2012 (a)(b)            997,500
                                800,000    St. Acquisition Corp., 13.107% due 5/15/2015 (a)(b)                            776,000
                                                                                                                  ---------------
                                                                                                                        1,773,500

Utility - 1.7%                1,325,000    Edison Mission Energy, 7.50% due 6/15/2013                                   1,361,438
                              2,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                                        2,055,000
                                                                                                                  ---------------
                                                                                                                        3,416,438

Wireless Communications -       300,000    Digicel Group Ltd., 9.125% due 1/15/2015 (a)(e)                                294,750
0.3%                            325,000    Dobson Communications Corp., 9.606% due 10/15/2012 (b)                         334,750
                                                                                                                  ---------------
                                                                                                                          629,500

                                           Total Corporate Bonds (Cost - $63,939,192) - 31.9%                          64,554,749




                                 Shares
                                   Held    Common Stocks
Chemicals - 0.0%                 10,732    GEO Specialty Chemicals, Inc. (d)                                               10,732

Information                      52,413    Cypress Semiconductor Corp. (d)                                              1,125,307
Technology - 0.6%

Manufacturing - 0.1%             13,053    Medis Technologies Ltd. (d)                                                    190,704

                                           Total Common Stocks (Cost - $1,422,616) - 0.7%                               1,326,743




                             Beneficial
                               Interest    Short-Term Securities
                         USD  3,712,202    BlackRock Liquidity Series, LLC Cash Sweep Series, 5.26% (f)(g)              3,712,202

                                           Total Short-Term Securities (Cost - $3,712,202) - 1.8%                       3,712,202

                                           Total Investments (Cost - $261,928,996*) - 130.1%                          263,001,232
                                           Liabilities in Excess of Other Assets - (30.1%)                           (60,832,185)
                                                                                                                  ---------------
                                           Net Assets - 100.0%                                                    $   202,169,047
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       261,902,079
                                                ===================
    Gross unrealized appreciation               $         2,210,081
    Gross unrealized depreciation                       (1,110,928)
                                                -------------------
    Net unrealized appreciation                 $         1,099,153
                                                ===================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Convertible security.

(d) Non-income producing security.

(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $    3,712,202     $   92,632


(g) Represents the current yield as of May 31, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts sold as of May 31, 2007 were as follows:

    Foreign Currency                    Settlement            Unrealized
    Sold                                   Date              Appreciation

    EUR   1,596,000                     July 2007             $    20,069
    GBP     600,000                     July 2007                  13,156
                                                              -----------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $3,372,032)                             $    33,225
                                                              ===========


  o Swaps outstanding as of May 31, 2007 were as follows:

                                              Notional        Unrealized
                                               Amount        Appreciation

    Sold credit default protection on
    Ford Motor Co. and receive 3.80%

       Broker, UBS Warburg
       Expires March 2010                   $  5,000,000      $   44,505


  o Currency Abbreviations:
    EUR   Euro
    GBP   British Pound
    USD   U.S. Dollar



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: July 24, 2007